Debt (Tables)	12 Months Ended
Jul. 31, 2014
Debt Disclosure [Abstract]
Schedule of Debt
A schedule of the notes payable are below:

Principal at 7/31/2014	Principal at 7/31/2013	Interest Rate	Maturity
$20,000	$20,000	8%	February 28, 2015
$20,000	$20,000	8%	February 28, 2015
$10,000	$10,000	8%	February 28, 2015
$20,000	$20,000	8%	February 28, 2015
$49,970	$49,970	12%	August 31, 2015
$10,000	$10,000	Non-interest bearing	On Demand
$20,000	$20,000	8%	December 31, 2015
$10,988	$35,000	Non-interest bearing	On Demand
$20,000	$—	8%	February 28, 2015
$180,958	$184,970